Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Containers, cost	$ 6,523,474	$ 6,583,542
Containers, accumulated depreciation	(1,951,211)	(1,851,664)
Containers, net book value	4,572,263	4,731,878
Containers - Owned Fleet
Property Plant And Equipment [Line Items]
Containers, cost	6,507,048	6,566,785
Containers, accumulated depreciation	(1,949,781)	(1,850,721)
Containers, net book value	4,557,267	4,716,064
Containers - Managed Fleet
Property Plant And Equipment [Line Items]
Containers, cost	16,426	16,757
Containers, accumulated depreciation	(1,430)	(943)
Containers, net book value	$ 14,996	$ 15,814